Equity (Details) - USD ($)		9 Months Ended	12 Months Ended
	Sep. 19, 2013	Sep. 19, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 28, 2015	Jul. 12, 2013
Class of Stock [Line Items]
Common stock, shares authorized			500,000,000	500,000,000
Common stock, par value per share			$ 0.0001	$ 0.0001
Stock repurchase program authorized amount						$ 40,000,000	$ 60,000,000
Treasury share repurchases			$ 3,349,172	$ 17,610,787	$ 5,767,159
Treasury shares, shares	14,264,896	14,264,896	13,470,488
Treasury stock, value	$ 19,434,281	$ 19,434,281	$ 24,045,440	$ 20,696,268
Shares repurchased, average cost per share		$ 1.36
Number of shares issued	12,000,000
Proceeds from issuance of common shares	$ 32,880,000
Dividends per share			$ 0.025	$ 0.025	$ 0.025
Distribution of dividends to common shareholders			$ 14,751,704	$ 15,288,919	$ 14,724,740
Shares repurchased under plan			2,076,964	4,234,884
Total cost of shares repurchased for RSU Plan			$ 3,259,998	$ 7,042,725	$ 0
Treasury Shares [Member]
Class of Stock [Line Items]
Treasury share repurchases, shares			2,179,902	9,025,690	2,629,716
Treasury share repurchases			$ 3,349,172	$ 17,610,787	$ 5,767,159
The Plan [Member]
Class of Stock [Line Items]
Exercise of share options, shares					15,124
Options exercised, price					$ 2.5
2007 Plan [Member]
Class of Stock [Line Items]
Exercise of share options, shares			40,000	33,000
Options exercised, price			$ 1.21	$ 1.21
2007 Plan [Member] | Exercise Price One [Member]
Class of Stock [Line Items]
Exercise of share options, shares					406,666
Options exercised, price					$ 1.87
2007 Plan [Member] | Exercise Price Two [Member]
Class of Stock [Line Items]
Exercise of share options, shares					200,000
Options exercised, price					$ 1.8
2007 Plan [Member] | Exercise Price Three [Member]
Class of Stock [Line Items]
Exercise of share options, shares					4,082,020
Options exercised, price					$ 1.21